ING Mutual Funds
ING Global Natural Resources Fund
ING International SmallCap Fund
Supplement dated February 22, 2007
to the Class A, Class B, Class C and Class M Prospectus
and Class I and Class Q Prospectus
each dated February 28, 2006
ING Global Natural Resources Fund
Effective immediately, the Year-by-Year Total Returns bar chart on page 31 of the Class A, Class B, Class C and Class M Prospectus is hereby revised to reflect a total return of (6.39) for the year 1998. The bar chart is hereby deleted and replaced with the following:
Year-by-Year Total Return (%)(1)(2)(3)
The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class A shares from year to year.

ING International SmallCap Fund
Effective immediately, the Year-by-Year Total Returns bar chart on page 23 of the Class I and Class Q Prospectus is hereby revised to reflect a total return of (16.38) and (27.29) for the years 2000 and 2001, respectively. The bar chart is hereby deleted and replaced with the following:
Year-by-Year Total Return (%)(1)(2)(3)
The bar chart below provides some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Q shares from year to year.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE